Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023
Prepaid Expenses and Other Current Assets, Net (Details) [Line Items]
Expire date	Mar. 31, 2022
Other receivables	¥ 5.0	¥ 2.0
Allowance for doubtful accounts on advance to suppliers	1.7	1.7
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expenses and Other Current Assets, Net (Details) [Line Items]
Other receivables	¥ 8.0	¥ 7.0